FAIR VALUE (Details 2) (Recurring basis, USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Transfers from Levels 1 to 2 within the fair value hierarchy, assets	$ 0	$ 0	$ 0
Transfers from Levels 1 and 2 within the fair value hierarchy, liabilities	0	0	0
Transfers from Levels 2 to 1 within the fair value hierarchy, assets	0	0	0
Transfers from Levels 2 and 1 within the fair value hierarchy, liabilities	0	0	0
Estimated Fair Value
Assets:
Total assets	22	23	32
Estimated Fair Value | Cross currency interest rate contracts
Assets:
Total assets	1	2	18
Estimated Fair Value | Interest rate contracts
Liabilities:
Total liabilities	(9)	(10)	(18)
Estimated Fair Value | Equity mutual funds
Assets:
Total assets	21	21	14
Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets	21	21	14
Quoted prices in active markets for identical assets (Level 1) | Equity mutual funds
Assets:
Total assets	21	21	14
Significant other observable inputs (Level 2)
Assets:
Total assets	1	2	18
Significant other observable inputs (Level 2) | Cross currency interest rate contracts
Assets:
Total assets	1	2	18
Significant other observable inputs (Level 2) | Interest rate contracts
Liabilities:
Total liabilities	$ (9)	$ (10)	$ (18)